Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000149725 | U.S. Treasury Notes9292403
Holdings [Line Items]
Percent of Total Investments	2.30%
C000149725 | U.S. Treasury Notes9292394
Holdings [Line Items]
Percent of Total Investments	2.20%
C000149725 | U.S. Treasury Bonds9292376
Holdings [Line Items]
Percent of Total Investments	1.90%
C000149725 | U.S. Treasury Bonds9292378
Holdings [Line Items]
Percent of Total Investments	1.80%
C000149725 | U.S. Treasury Notes9292415
Holdings [Line Items]
Percent of Total Investments	1.80%
C000149725 | U.S. Treasury Notes9292412
Holdings [Line Items]
Percent of Total Investments	1.80%
C000149725 | U.S. Treasury Bonds9292384
Holdings [Line Items]
Percent of Total Investments	1.50%
C000149725 | U.S. Treasury Bonds9292381
Holdings [Line Items]
Percent of Total Investments	1.50%
C000149725 | U.S. Treasury Notes9292397
Holdings [Line Items]
Percent of Total Investments	1.50%
C000149725 | U.S. Treasury Bonds9292387
Holdings [Line Items]
Percent of Total Investments	1.30%
C000149725 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000149725 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000149725 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000149725 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149725 | Foreign Government Bond
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149725 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149725 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149725 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000149725 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000149725 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000149725 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000149725 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000149725 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000149725 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000149725 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000149725 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000149725 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000149726 | U.S. Treasury Notes9292403
Holdings [Line Items]
Percent of Total Investments	2.30%
C000149726 | U.S. Treasury Notes9292394
Holdings [Line Items]
Percent of Total Investments	2.20%
C000149726 | U.S. Treasury Bonds9292376
Holdings [Line Items]
Percent of Total Investments	1.90%
C000149726 | U.S. Treasury Bonds9292378
Holdings [Line Items]
Percent of Total Investments	1.80%
C000149726 | U.S. Treasury Notes9292415
Holdings [Line Items]
Percent of Total Investments	1.80%
C000149726 | U.S. Treasury Notes9292412
Holdings [Line Items]
Percent of Total Investments	1.80%
C000149726 | U.S. Treasury Bonds9292384
Holdings [Line Items]
Percent of Total Investments	1.50%
C000149726 | U.S. Treasury Bonds9292381
Holdings [Line Items]
Percent of Total Investments	1.50%
C000149726 | U.S. Treasury Notes9292397
Holdings [Line Items]
Percent of Total Investments	1.50%
C000149726 | U.S. Treasury Bonds9292387
Holdings [Line Items]
Percent of Total Investments	1.30%
C000149726 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000149726 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000149726 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000149726 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149726 | Foreign Government Bond
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149726 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149726 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149726 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000149726 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000149726 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000149726 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000149726 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000149726 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000149726 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000149726 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000149726 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000149726 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	34.20%